Acquisition of Tiltan - Schedule of Allocation of the Purchase Price (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
Customer Relationships [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Useful life	11 years
Developed technology [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Useful life	15 years